Costs and expenses by nature: (Tables)	12 Months Ended
Dec. 31, 2024
Costs and expenses by nature:
Schedule of general and administrative expense

	Year ended December 31,
	2022		2023		2024
Short term benefits	Ps.	1,235,765	Ps.	1,626,289	Ps.	1,812,680
Electric power		544,397		499,753		549,420
Maintenance and conservation		596,043		815,810		829,458
Professional fees		227,817		305,625		328,089
Insurance and bonds		151,041		277,754		310,732
Surveillance services		329,414		427,811		553,403
Cleaning services		263,177		303,168		381,224
Technical assistance (Note 14.4)		643,891		715,462		400,838
Right of use of assets under concession (DUAC) (1)		1,424,066		1,496,142		2,557,670
Amortization and depreciation of intangible assets, furniture and equipment		2,059,237		2,069,157		2,322,984
Consumption of commercial items		489,244		552,298		542,872
Construction services (Note 3.1.3)		2,692,694		1,302,633		2,848,299
Termination benefits		4,343		5,434		5,882
Employees’ statutory profit sharing		104,731		98,651		122,604
Impairment of accounts receivable (Note 6.2)		9,681		34,276		3,435
Other		186,424		47,856		243,391
Total aeronautical and non-aeronautical services costs, costs of construction services and administrative expenses	Ps.	10,961,965	Ps.	10,578,119	Ps.	13,812,981
(1)

The amounts of Ps.733,168, Ps.820,230 and Ps.1,728,174, for fiscal years 2022, 2023 and 2024, respectively, are associated with the valuable consideration paid for the concessions in Mexico, equivalent to 5% for 2022 and 2023, and 9% as of January 1, 2024, (see Note 3.1.1.) of the gross profits of each concession. In turn, the amounts of Ps.504,953, Ps.495,478 and Ps.629,900, respectively, are associate with the valuable consideration for the Airplan concession, equivalent to 19% of gross profits, while the amounts of Ps.185,945, Ps.180,434 and Ps.199,596, respectively, are associated with the valuable consideration for the Aerostar concession, equivalent to 5% of the airport’s gross profits.